Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/09

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.
                                    [ ] includes the cover page.

Institutional Investment Manager Filing this Report:

Name:     RockView Management, LLC
Address:  One Station Place
          Stamford, CT 06902

Form 13F File Number: 028-11749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Elysia Pawlowicz
Title: Chief Compliance Officer
Phone: 203-388-4924

Signature, Place, and Date of Signing:
Elysia Pawlowicz                 Stamford, CT               011/15/2009
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 43
Form 13F Information Table Value Total: $ 40,380 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.             Form 13F File Number            Name

None

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FORM 13F INFORMATION TABLE

                                                                 VALUE     SHARES/   SH/ PUT/ INVSTMT  OTHER VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP        (x$1000)   PRN AMT/  PRN CALL  DSCRETN  MGRS  SOLE   SHARED
E TRADE FINANCIAL CORP SR EX	Note		  269246AZ7	   218	    129000	       SOLE    NONE  129000  NONE
LEVEL 3 COMMUNICATIONS INC C	NOTE 10%	  52729NBE9	   494	    500000	       SOLE    NONE  500000  NONE
LEVEL 3 COMMUNICATIONS INC C	NOTE 5.25%	  52729NBF6	  2670	   3000000	       SOLE    NONE 3000000  NONE
LIONS GATE ENTMT CORP CONV S	NOTE 3.625%	  535919AG9	   664	    750000	       SOLE    NONE  750000  NONE
NII HLDGS INC NT CONV 3.125%	NOTE 3.125%	  62913FAJ1	  2315	   2650000	       SOLE    NONE 2650000  NONE
SUNPOWER CONVERTIBLE SENIOR 	DBCV 1.25%	  867652AA7	  1755	   2000000	       SOLE    NONE 2000000  NONE
VECTOR GROUP LTD SR DEB CONV	DBCV 5.75%	  92240MAL2	 15765	  15250000	       SOLE    NONE 12000000 NONE
WTS ATLAS ACQUISITION HOLDIN	*W EXP 01/23/201  049162118	    21	    125000	       SOLE    NONE  125000  NONE
BANK OF AMERICA CORP		COM		  060505104	   761	     45000	       SOLE    NONE   45000  NONE
WTS BPW ACQUISITION CORP	*W EXP 02/26/201  055637110	    72	    151500	       SOLE    NONE  151500  NONE
CITIGROUP INC			COM		  172967101	   803	    165928	       SOLE    NONE  165928  NONE
UTS CHARDAN 2008 CHINA ACQUI	UNIT 99/99/9999	  G8977T127	   416	     50000	       SOLE    NONE   50000  NONE
WTS CAPITOL ACQUISITION CORP	*W EXP 11/08/20   14055E112	    90	    150000	       SOLE    NONE  150000  NONE
DUNE ENERGY INC			COM NEW		  265338202	     1	      7904	       SOLE    NONE    7904  NONE
WTS ENTERPRISE ACQUISITION C	*W EXP 11/07/20   29365R116	    26	    100000	       SOLE    NONE  100000  NONE
DIREXION SHS ETF TR DAILY FI	DLY FIN BULL NE   25459W516	  5051	     61500	       SOLE    NONE   61500  NONE
FOSTER WHEELER AG US LISTED	COM		  H27178104	     0	         1	       SOLE    NONE       1  NONE
WTS SAPPHIRE INDUSTRIALS COR	*W EXP 1/17/201	  80306T117	    68	    150000	       SOLE    NONE  150000  NONE
GOLDEN POND HEALTHCARE INC	COM		  38116J109	   157	     20000	       SOLE    NONE   20000  NONE
WTS GOLDEN POND HEALTHCARE I	*W EXP 11/06/201  38116J117	    20	    170000	       SOLE    NONE  170000  NONE
WTS GLOBAL BRANDS ACQUISITIO	*W EXP 12/06/201  378982110	    70	    350000	       SOLE    NONE  350000  NONE
WTS SPORTS PROPERTIES ACQUIS	*W EXP 01/17/201  84920F115	    45	    249300	       SOLE    NONE  249300  NONE
WTS CHINA HOLDINGS ACQUISITI	*W EXP 11/16/201  16942N114	    58	    166200	       SOLE    NONE  166200  NONE
WTS INTER-ATLANTIC FINANCIAL	*W EXP 10/02/201  45890H118	    10	     44000	       SOLE    NONE   44000  NONE
WTS IDEATION ACQUISITION COR	*W EXP 11/19/201  451665111	   123	     72800	       SOLE    NONE   72800  NONE
WTS INFORMATION SERVICES GRO	*W EXP 01/31/201  45675Y112	     4 	     37500	       SOLE    NONE   37500  NONE
WTS LIBERTY ACQUISITION HOLD	*W EXP 12/12/201  53015Y115	    44	     72000	       SOLE    NONE   72000  NONE
WTS SANTA MONICA MEDIA CORP 	*W EXP 03/27/201  802501114	     1	    150000	       SOLE    NONE  150000  NONE
WTS NRDC ACQUISITION CORP	*W EXP 10/17/201  62941R110	    96	     94900	       SOLE    NONE   94900  NONE
WTS OVERTURE ACQUISITION COR	*W EXP 01/30/201  G6830P118	    24	    100000	       SOLE    NONE  100000  NONE
WTS NAVIOS MARITIME ACQUISIT	*W EXP 06/25/201  Y62159119	    37	     55000	       SOLE    NONE   55000  NONE
PORTLAND GENERAL ELECTRIC CO	COM		  736508847	    22	      1633	       SOLE    NONE    1633  NONE
PROSHARES ULTRASHORT S&P500 	PSHS ULSHT SP 5   74347R883	  3635	     90000	       SOLE    NONE   90000  NONE
WTS TREMISIS ENERGY ACQUISIT	*W EXP 12/05/20   89472N119	    12	     73000	       SOLE    NONE   73000  NONE
WTS TM ENTERTAINMENT AND MED	*W EXP 10/17/20   87260T116	    20	     70000	       SOLE    NONE   70000  NONE
TOWER SEMICONDUCTOR LTD		COM		  M87915100	    23	     25000	       SOLE    NONE   25000  NONE
UTS 2020 CHINACAP ACQUIRCO I	UNIT 99/99/9999	  90212G208	   334	     36500	       SOLE    NONE   36500  NONE
WTS TRIAN ACQUISITION I CORP	*W EXP 01/23/201  89582E116	    49	    109900	       SOLE    NONE  109900  NONE
PROSHARES ULTRA REAL ESTATE 	PSHS ULTRA R/ES   74347R677	  1704	    285000	       SOLE    NONE  285000  NONE
WTS UNITED REFINING ENERGY C	*W EXP 12/11/20   911360113	    51	    169000	       SOLE    NONE  169000  NONE
JAZZ TECHNOLOGIES, INC 8% 12	NOTE 8.000%12/3	  47214EAA0	  2573	   3750000	       SOLE    NONE 3750000  NONE
LORAL SPACE &COMMUNICATION I	COM		  543881106	     2	        68	       SOLE    NONE      68  NONE
RRI ENERGY INC CMN CLASS	COM		  74971X107	    75	     10566	       SOLE    NONE   10566  NONE


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